Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Expenses Recognized in Financial Statements
The expenses recognized in the financial statements for services received from directors and employees is shown in the following table:

	Year ended December 31
	2019	2018	2017
	€ thousand
Expenses arising from share-based payment
Transactions	8	5	5

Schedule of Black-Scholes Options Pricing Model
The fair value of the options is estimated using a Black-Scholes options pricing model with the following weighted average assumptions:

	Year ended December 31
	2019	2018	2017
Dividend yield	0%	0%	0%
Expected volatility	0.428	0.384	0.342
Risk-free interest	1.73%	2.67%	1.34%
Expected life (in years)	2-3	2-3	2-3

Schedule of Weighted Average Fair Values and Exercise Price
Weighted average fair values and exercise price of options on dates of grant are as follows:

	Equal market price
	2019	2018
	US$
Weighted average exercise prices	11.4	8.95

Weighted average fair value on grant date	3.4	2.1

Schedule of Number and Weighted Average Exercise Prices of Share Options
The following table lists the number of share options, the weighted average exercise prices of share options during the current year:

	2019		2018		2017
		Weighted		Weighted		Weighted
		Average		average		Average
	Number of	Exercise	Number of	exercise	Number of	Exercise
	options	Price	options	price	options	Price
		US$		US$		US$
Outstanding at
beginning of year	27,169	7.82	25,502	7.54	22,502	7.34
Granted during
the year	18,303	11.41	3,000	8.95	3,000	9.02
Exercised during
the year	(3,586)	6.27	-	-	-	-
Expired during
the year	(7,000)	8.25	(1,333)	5	-	-

Outstanding at
end of year	34,886	9.83	27,169	7.82	25,502	7.54

Exercisable at
end of year	16,583	8.09	24,169	7.68	22,502	7.34